Acquisition of Entities under Common Control - Additional Information (Detail) $ in Thousands		3 Months Ended			9 Months Ended
	Dec. 18, 2015 USD ($) Vehicle	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Return of capital					$ 15,000	$ (239)
Net income		$ (5,457)		$ 40,950	56,009	126,076
Revenues		104,621		126,401	409,192	345,207
Entities under Common Control [Member]
Business Acquisition [Line Items]
Net income		$ 0		(263)	$ 0	1,636
Revenues				$ 1,000		$ 8,400
Entities under Common Control [Member] | SPT Explorer LLC and Navigator Spirit LLC [Member]
Business Acquisition [Line Items]
Number of vessels | Vehicle	2
Business acquisition, assumed working capital	$ 39,000
Assumption of outstanding debt	49,600
Amount paid to acquire business	30,400		$ 8,600
Net assets acquired	25,000
Return of capital	14,000
Entities under Common Control [Member] | SPT Explorer LLC and Navigator Spirit LLC [Member] | Teekay Corporation [Member]
Business Acquisition [Line Items]
Amount to terminate time charters	2,900
Contractual amount	1,500
Entities under Common Control [Member] | SPT Explorer LLC and Navigator Spirit LLC [Member] | Working Capital [Member]
Business Acquisition [Line Items]
Business acquisition, assumed working capital	$ 8,600